Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Schedule of taxes payable [Abstract]
Income tax payable		$ 1,007,362
VAT payable	5,797	7,781
Other tax payables (other payables and accrued liabilities)	2,228	4,476
Total	$ 8,025	$ 1,019,619